Derivative Instruments - Effect of (Losses) Gains on Derivatives (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gains (losses) on derivative instruments	$ 86,467	$ (51,072)	$ (180,156)
Total realized and unrealized (losses) gains on derivative instruments	(20,313)	(73,704)	(143,703)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses on derivative instruments	(59,972)	(85,416)	(57,500)
Unrealized gains (losses) on derivative instruments	39,659	11,712	(86,203)
Total realized and unrealized (losses) gains on derivative instruments	(20,313)	(73,704)	(143,703)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses on derivative instruments	0	(10,876)	0
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses on derivative instruments	(52,819)	(60,741)	(55,588)
Unrealized gains (losses) on derivative instruments	29,937	11,952	(75,777)
Not Designated as Hedging Instrument [Member] | Foreign currency forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses on derivative instruments	(7,153)	(13,799)	(1,912)
Unrealized gains (losses) on derivative instruments	$ 9,722	$ (240)	$ (10,426)